Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Operating activities	$ 328,331	$ 434,907	$ 370,026
Acquisition of short term investment	(47,886)	(106,897)	(98,010)
Investing activities	(231,565)	(111,552)	(299,264)
Interest paid	(24,629)	(55,476)	(44,788)
Financing activities	(274,000)	(208,743)	(23,573)
Effects of exchange rate changes and inflation on cash and cash equivalents	48,697	(5,484)	(16,302)
Gains on arbitrage bond, classified as investing activities	238	54,687	0
Argentine subsidiaries
Entity Information [Line Items]
Operating activities	(102,797)	(16,383)	(38,043)
Acquisition of short term investment	(2,034)	0	0
Investing activities	(7,168)	(41,179)	(83)
Interest paid	9,395		77
Interest paid		(8,253)
Financing activities	71,386	45,933	45,359
Effects of exchange rate changes and inflation on cash and cash equivalents	38,579	11,629	(7,233)
Gains on arbitrage bond, classified as investing activities	$ (105)	$ 30,544	$ 0